Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Disaggregation of the Group's Revenue	The disaggregation of the Group’s revenue is presented in the following table:

TCHF	2022	2021*
Revenue streams
Royalties	2,482	1,268
Product sales	2,525	1,305
License fees	380	289
Revenue from research & development services	694	459

Total revenue	6,081	3,321

Geographical area
Switzerland	800	527
Europe (excluding Switzerland)	2,412	1,115
North America	1,699	835
Rest of the world	1,170	844

Total revenue	6,081	3,321

Timing of revenue recognition
Point in time	6,081	3,321
Over time	—	—

Total revenue	6,081	3,321

*	Revenue recognized since the acquisition of APR, i.e., from July 1, 2021, to December 31, 2021. The Group did not recognize any revenue from January 1 to June 30, 2021.

Summary of Geographical Location Non-current Assets
6.3 Geographical location of
non-current
assets

TCHF	December 31, 2022	December 31, 2021
Switzerland	165,711	194,935
Rest of the world	122	183

Total non-current assets *	165,833	195,118

*	Without financial assets and deferred tax assets.